Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 98,267	$ 114,047
Restricted cash	2,250
Short term investments - available for sale	83,386	76,183
Accounts receivable, net	305,805	285,419
Unbilled revenue	140,145	112,483
Other receivables	15,691	13,387
Deferred tax asset	21,431	20,574
Prepayments and other current assets	28,027	23,155
Income taxes receivable	14,539	18,500
Total current assets	709,541	663,748
Other Assets:
Property, plant and equipment, net	162,280	168,373
Goodwill	354,579	315,441
Non-current other assets	6,431	5,584
Non-current income taxes receivable	23,660	9,506
Non-current deferred tax asset	5,657	5,009
Intangible assets	30,974	34,447
Total Assets	1,293,122	1,202,108
Current Liabilities:
Accounts payable	11,806	8,149
Payments on account	272,019	219,467
Other liabilities	166,579	181,092
Deferred tax liability	22	144
Income taxes payable	5,608	4,570
Total current liabilities	456,034	413,422
Other Liabilities:
Non-current other liabilities	11,892	14,312
Non-current government grants	1,295	1,427
Non-current income taxes payable	9,530	5,650
Non-current deferred tax liability	12,663	12,722
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,861,741 shares issued and outstanding at June 30, 2013 and 60,287,498 shares issued and outstanding at December 31, 2012	5,109	5,067
Additional paid-in capital	253,323	237,217
Capital redemption reserve	100	100
Accumulated other comprehensive income	(19,315)	(8,776)
Retained earnings	562,491	520,967
Total Shareholders' Equity	801,708	754,575
Total Liabilities and Shareholders' Equity	$ 1,293,122	$ 1,202,108

Condensed Consolidated Balance Sheets (Parenthetical) (EUR €)	Jun. 30, 2013	Dec. 31, 2012
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,861,741	60,287,498
Ordinary shares, shares outstanding	60,861,741	60,287,498

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue:
Gross revenue	$ 469,626	$ 379,620	$ 888,685	$ 722,675
Reimbursable expenses	(135,407)	(102,613)	(237,677)	(193,335)
Net revenue	334,219	277,007	651,008	529,340
Costs and expenses:
Direct costs	214,231	180,127	416,592	342,411
Selling, general and administrative expense	77,548	69,410	153,112	136,925
Depreciation and amortization	11,520	10,830	22,976	21,632
Restructuring and other items	4,621	5,636	9,033	5,636
Total costs and expenses	307,920	266,003	601,713	506,604
Income from operations	26,299	11,004	49,295	22,736
Interest income	274	314	455	693
Interest expense	(374)	(545)	(740)	(959)
Income before provision for income taxes	26,199	10,773	49,010	22,470
Provision for income taxes	(3,720)	(2,809)	(7,486)	(5,535)
Net income	$ 22,479	$ 7,964	$ 41,524	$ 16,935
Net income per Ordinary Share:
Basic	$ 0.37	$ 0.13	$ 0.69	$ 0.28
Diluted	$ 0.36	$ 0.13	$ 0.67	$ 0.28
Weighted average number of Ordinary Shares outstanding:
Basic	60,724,296	59,978,509	60,555,945	60,032,306
Diluted	61,898,903	60,630,891	61,607,757	60,607,635

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 41,524	$ 16,935
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	222	170
Depreciation expense	19,372	17,572
Amortization of intangibles	3,604	4,060
Amortization of grants	(116)	(57)
Share compensation expense	5,466	5,853
Deferred taxes	(1,892)	(5,702)
Changes in assets and liabilities:
Increase in accounts receivable	(12,853)	(29,435)
(Increase)/decrease in unbilled revenue	(25,222)	12,245
(Increase) /decrease in other receivables	(3,070)	1,299
(Increase)/decrease in prepayments and other current assets	(4,872)	2,814
Increase in other non current assets	(850)	(517)
Increase in payments on account	52,615	45,871
Increase/(decrease) in other current liabilities	6,134	(3,129)
Increase/(decrease) in other non-current liabilities	366	(52)
(Decrease)/increase in income taxes payable	(5,608)	1,371
Increase in accounts payable	5,397	2,868
Net cash provided by operating activities	80,217	72,166
Cash flows from investing activities:
Purchase of property, plant and equipment	(17,206)	(15,785)
Purchase of subsidiary undertakings	(78,661)	(51,563)
Cash acquired with subsidiary undertakings	1,039	2,899
Purchase of short term investments	(71,227)	(63,492)
Sale of short term investments	63,826	45,688
Change in restricted cash, net	(2,250)
Net cash used in investing activities	(104,479)	(82,253)
Cash flows from financing activities:
Proceeds from exercise of share options	10,548	3,143
Share issuance costs	(59)	(14)
Tax benefit from the exercise of share options	193	940
Repurchase of ordinary shares		(15,605)
Share repurchase costs		(190)
Drawdown of bank credit lines and loan facilities		20,000
Repayment of bank credit lines and loan facilities		(20,000)
Net cash provided by financing activities	10,682	(11,726)
Effect of exchange rate movements on cash	(2,200)	(2,502)
Net decrease in cash and cash equivalents	(15,780)	(24,315)
Cash and cash equivalents at beginning of period	114,047	119,237
Cash and cash equivalents at end of period	$ 98,267	$ 94,922

Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2012	$ 754,575	$ 5,067	$ 237,217	$ 100	$ (8,776)	$ 520,967
Balance (in shares) at Dec. 31, 2012		60,287,498
Comprehensive Income:
Net income	41,524					41,524
Currency translation adjustment	(5,935)				(5,935)
Currency impact of long term funding	(4,172)				(4,172)
Tax on currency impact of long term funding	(227)				(227)
Unrealized capital gain - investments	(205)				(205)
Total comprehensive income	30,985				(10,539)	41,524
Exercise of share options (in shares)		524,243
Exercise of share options	10,544	42	10,502
Issue of restricted share units (in shares)		50,000
Issue of restricted share units	4		4
Share issuance costs	(59)		(59)
Non-cash stock compensation expense	5,466		5,466
Tax benefit on exercise of options	193		193
Balance at Jun. 30, 2013	$ 801,708	$ 5,109	$ 253,323	$ 100	$ (19,315)	$ 562,491
Balance (in shares) at Jun. 30, 2013		60,861,741

Basis Of Presentation	6 Months Ended
Jun. 30, 2013
Basis Of Presentation
1. Basis of Presentation

These condensed consolidated financial statements, which have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”), have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2012. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2013.

Goodwill	6 Months Ended
Jun. 30, 2013
Goodwill
2. Goodwill

	June 30,	December 31,
	2013	2012
	(in thousands)

Opening balance	$315,441	$253,393
Current period acquisitions	43,877	55,759
Prior period acquisitions	-	1,382
Foreign exchange movement	(4,739)	4,907
Closing balance	$354,579	$315,441

Business Combinations	6 Months Ended
Jun. 30, 2013
Business Combinations
3. Business Combinations

Acquisition - Clinical Trial Services Division of Cross Country Healthcare, Inc.

On February 15, 2013 the Company acquired the clinical trial services division of Cross Country Healthcare Inc. for an initial cash consideration of $51.9 million. The agreement provided for further consideration of up to $3.75 million which may become payable if certain performance milestones are achieved during the period ended December 31, 2013.  Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision. The division also includes AKOS, a leading US and EU provider of pharmacovigilance and drug safety services. ClinForce and Assent will be combined with ICON’s FSP division, DOCS, creating a leader in global resourcing and FSP, while AKOS will enhance the services offered by ICON’s medical and safety services team. Certain operating margin perfomance milestones in relation to ClinForce and Assent Consulting were not achieved during the period ended March 31, 2013 resulting in a reduction of $1.5 million to the contingent consideration. At June 30, 2013 the Company has recorded a liability of $2.25 million in respect of the additional consideration. At June 30, 2013  $2.25 million was held in escrow in relation to additional amounts potentially payable under the acquisition, and this is presented as resticted cash on the condensed consolidated balance sheet.

The acquisition of the clinical trial services division of Cross Country Healthcare, Inc has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	43,877
Cash and cash equivalents	1,039
Accounts receivable	9,185
Unbilled revenue	2,128
Prepayments and other current assets	414
Other liabilities	(2,835)
Liability arising from contingent consideration arrangement	(2,250)

Net assets acquired	$51,897

Cash consideration	$51,897
Contingent consideration	2,250
Amount of total consideration	54,147
Liabilities included in preliminary purchase price allocation re contingent consideration	(2,250)
Net assets acquired	$51,897

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

Prior Period Acquisitions - Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective LLC (PriceSpective) strategy consulting company for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s incorporation in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million was payable if certain performance milestones were achieved in respect of periods up to December 31, 2012. On August 13, 2012 the Company paid $5.0 million in relation to performance milestones for the year ended December 31, 2011.  On May 29, 2013 the Company paid $10.0 million in relation to the remaining performance milestones for the year ended December 31, 2012.

The acquisition of PriceSpective has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

Prior Period Acquisitions - Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical Consulting Co. Limited (BeijingWits Medical), a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013. On June 13, 2013 the Company paid $3.8 million in relation to the remaining performance milestones for the year ended December 31, 2012. At June 30, 2013 the Company has recorded a liability of $3.2 million in respect of the additional consideration.

The acquisition of BeijingWits has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	$9,000

* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

Restructuring and Other Items	6 Months Ended
Jun. 30, 2013
Restructuring and Other Items
4. Restructuring and other items
Restructuring and other items recognized comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)

Restructuring charges	$4,621	$4,525	$9,033	$4,525
Other non-recurring items	-	1,111	-	1,111
Total	$4,621	$5,636	$9,033	$5,636

Restructuring Charges

Restructuring charges of $4.4 million were recognized during three months ended March 31, 2013 under a restructuring plan adopted following a review by the Company of its operations. Under this restructuring plan the Company announced the closure of its Phase I facility in Omaha, Nebraska. This followed the expansion of the Company’s Phase I facility in San Antonio, Texas and the consolidation of the Company’s US Phase I capabilities in this location. The restructuring plan also included resource rationalizations in certain areas of the business to improve resource utilization. The restructuring charge recognized included $0.5 million in respect of lease termination costs associated with the Omaha facility and $3.9 million in respect of resource rationalizations. During the three months ended June 30, 2013 the Company implemented a further restructuring plan which contains Company resource rationalizations in order to improve operating efficiencies and reduce expenses. A restructuring charge of $4.6 million was recognized during the three months ended June 30, 2013, $0.4 million in respect of lease termination and asset write-down costs and $4.2 million in respect of resource rationalizations.

Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognised	8,131	902	9,033
Cash payments	(4,280)	(89)	(4,369)
Foreign exchange movement	(3)	-	(3)
Provision at June 30, 2013	$3,848	$813	$4,661

Prior Period Restructuring Charges

Restructuring charges of $4.5 million were recorded during year ended December 31, 2012 (inclusive of the release of $0.1 million relating to the 2011 Restructuring Plans) under a restructuring plan (“the 2012 restructuring plan”) adopted following a review by the Company of its operations. The 2012 restructuring plan included resource rationalizations in certain areas of the business and a re-organization of available office space at the Company’s Philadelphia facility. The restructuring plan recognized included $3.4 million in respect of resource rationalizations and $1.2 million in respect of lease termination and exit costs associated with the re-organization of available space at the Company’s Philadelphia facility.

Details of the movement in the 2012 restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)
Provision at December 31, 2012	$360	$426	$786
Cash payments	(197)	(426)	(623)
Provision at June 30, 2013	$163	$-	$163

Other Charges

On September 30, 2011 Mr. Peter Gray, Vice-Chairman of the Board, retired as Chief Executive Officer (“CEO”) of the Company, in accordance with the provisions of his service agreement, which was terminable on twelve months notice by either party.  On June 11, 2012 the Company entered into an agreement with Mr. Gray whereby Mr. Gray’s employment and directorship of ICON plc and other ICON group companies would terminate on July 19, 2012.  Under the terms of this agreement Mr. Gray would be entitled to be paid €160,000 ($200,000) in lieu of the balance of his notice period and to receive a discretionary bonus of €194,000 ($243,000) in respect of 2012.  In addition, under the agreement Mr. Gray’s unvested share options would vest on the date of termination of his employment.  The Company recognised a share-based compensation charge of $620,000 in respect of these options during the three months ended June 30, 2012.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes
5. Income Taxes

Income taxes recognized during the three and six months ended June 30, 2013 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other items	$4,315	$3,514	$9,336	$6,240
Tax impact of restructuring and other items	(595)	(705)	(1,850)	(705)
Provision for income taxes after restructuring and other items	$3,720	$2,809	$7,486	$5,535

As at June 30, 2013 the Company maintains a $9.5 million liability (December 31, 2012: $8.3 million) for unrecognized tax benefit, which is comprised of $8.1 million (December 31, 2012: $7.2 million) related to items generating unrecognized tax benefits and $1.4 million (December 31, 2012: $1.1 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2008 through 2012 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.

Net income Per Ordinary Share	6 Months Ended
Jun. 30, 2013
Net income Per Ordinary Share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,724,296	59,978,509	60,555,945	60,032,306
Effect of dilutive share options outstanding	1,174,607	652,382	1,051,812	575,329
Weighted average number of ordinary shares for diluted net income per ordinary share	61,898,903	60,630,891	61,607,757	60,607,635

Share-based Awards	6 Months Ended
Jun. 30, 2013
Share-based Awards
7. Share-based Awards

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and, in no event could the number of ordinary shares  issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 400,000 ordinary shares.  The 2003 Share Option Plan expired on January 17, 2013.  No new options may be granted under this plan.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at June 30, 2013 is eight years.

The following table summarizes option activity for the six months ended June 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	4,350,631	$23.01	$9.17

Granted	253,650	$32.95	$12.05
Exercised	(524,243)	$20.11	$8.17
Forfeited	(273,401)	$25.47	$10.04

Outstanding at June 30, 2013	3,806,637	$23.89	$9.44	4.55

Exercisable at June 30, 2013	2,203,758	$24.40	$8.86	3.32

The Company has granted options with fair values ranging from $3.68 to $13.93 per option or a weighted average fair value of $8.81 per option. The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at June 30, 2013, was 2,203,758. Fully vested share options at June 30, 2013 have an average remaining contractual term of 3.32 years, an average exercise price of $24.40 and a total intrinsic value of $24.3 million. The total intrinsic value of options exercised during the six months ended June 30, 2013, was $7.8 million (June 30, 2012: $3.2 million).

The following table summarizes the movement in non-vested share options for the six months ended June 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Granted	253,650	$32.95	$12.05
Vested	(578,193)	$24.83	$9.82
Forfeited	(167,111)	$22.91	$9.36

Non vested outstanding at June 30, 2013	1,602,879	$23.18	$9.36

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the periods ended June 30, 2013 and June 30, 2012 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2013	2012

Weighted average fair value	$12.06	$9.72
Assumptions:
Expected volatility	41%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.87%	0.84%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On April 23, 2013 the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the “2013 RSU and PSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.6 million ordinary shares have been reserved for issuance under the 2013 RSU and PSU Plan.

The Company has awarded RSU’s and PSU’s to certain key individuals of the Group. The following table summarizes RSU activity for the six months ended June 30, 2013:

	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	496,000	$20.26

Granted	406,688	$34.42
Shares vested	(50,000)	$22.30
Forfeited	-	-

Outstanding at June 30, 2013	852,688	$26.89	2.25

The fair value of RSU’s vested for the six months ended June 30, 2013 totaled $1.1 million (No RSU’s vested during 2012).

The PSU’s vest based on service and specified EPS targets. The maximum number of PSU’s that could vest is 369,020 based on attaining cumulative EPS targets over the period 2013 – 2015.

Non-cash stock compensation expense

Non-cash stock compensation expense for the three and six months ended June 30, 2013 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)
Direct costs	$1,693	$1,544	$3,012	$2,883
Selling, general and administrative	1,379	1,258	2,454	2,350
Restructuring and other items (note 4)	-	620	-	620

	$3,072	$3,422	$5,466	$5,853

Total non-cash stock compensation expense not yet recognized at June 30, 2013 amounted to $43.0 million.  The weighted average period over which this is expected to be recognized is 2.9 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.2 million for the six months ended June 30, 2013 (June 30, 2012: $0.9 million).

Business Segment Information	6 Months Ended
Jun. 30, 2013
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through organic growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

Historically, the Group organized, operated and assessed its business in two segments, the clinical research segment and the central laboratory segment.  In 2013 the Group have consolidated and reclassified the results of the former central laboratory segment into the clinical research segment as the central laboratory segment does not reach the thresholds of net revenue, income from operations and total assets as a requirement for being reported as a separate segment.  Management have determined that its clinical research and central laboratory businesses operate in the same clinical research market, have a similar customer profile, are subject to the same regulatory environment, support the development of new clinical therapies and are so economically similar, reporting their results on an aggregated basis would be more useful to users of the Company’s financial statements.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Belgium, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at June 30, 2013 and December 31, 2012 and for the three and six months ended June 30, 2013 and June 30, 2012 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$69,337	$40,767	$130,331	$69,762
Rest of Europe	84,822	87,230	169,858	173,274
U.S.	139,458	114,237	274,933	221,984
Rest of World	40,602	34,773	75,886	64,320
Total	$334,219	$277,007	$651,008	$529,340
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$12,827	$(305)	$24,843	$(6,601)
Rest of Europe	3,531	6,701	7,317	16,422
U.S.	7,740	1,712	13,277	8,269
Rest of World	2,201	2,896	3,858	4,646
Total	$26,299	$11,004	$49,295	$22,736

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$13,556	$1,770	$25,897	$(4,526)
Rest of Europe	5,198	7,247	10,755	16,968
U.S.	9,579	4,362	17,369	10,919
Rest of World	2,587	3,261	4,307	5,011
Total	$30,920	$16,640	$58,328	$28,372

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$104,645	$110,369
Rest of Europe	15,032	16,115
U.S.	34,441	32,400
Rest of World	8,162	9,489
Total	$162,280	$168,373

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$4,836	$4,506	$9,825	$9,001
Rest of Europe	1,688	1,759	3,422	3,739
U.S.	3,987	3,535	7,705	6,937
Rest of World	1,009	1,030	2,024	1,955
Total	$11,520	$10,830	$22,976	$21,632

f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$508,504	$476,159
Rest of Europe	237,348	236,305
U.S.	496,922	437,756
Rest of World	50,348	51,888
Total	$1,293,122	$1,202,108

Goodwill (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill
	June 30,	December 31,
	2013	2012
	(in thousands)

Opening balance	$315,441	$253,393
Current period acquisitions	43,877	55,759
Prior period acquisitions	-	1,382
Foreign exchange movement	(4,739)	4,907
Closing balance	$354,579	$315,441

Business Combinations (Tables)	6 Months Ended
Jun. 30, 2013
Clinical Trial Services
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

February 15
2013
(in thousands)
Property, plant and equipment	$339
Goodwill*	43,877
Cash and cash equivalents	1,039
Accounts receivable	9,185
Unbilled revenue	2,128
Prepayments and other current assets	414
Other liabilities	(2,835)
Liability arising from contingent consideration arrangement	(2,250)

Net assets acquired	$51,897

Cash consideration	$51,897
Contingent consideration	2,250
Amount of total consideration	54,147
Liabilities included in preliminary purchase price allocation re contingent consideration	(2,250)
Net assets acquired	$51,897

* Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

PriceSpective LLC
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	42,247
Intangible asset – customer relationships	10,237
Intangible asset – order backlog	405
Intangible asset – non-compete arrangements	392
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,788)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,098

Cash consideration	$37,199
Working capital adjustment	(101)
Contingent consideration	15,000
Amount of total consideration	52,098
Liabilities included in preliminary purchase price allocation re contingent consideration	(15,000)
Net assets acquired	$37,098

* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

BeijingWits Medical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	13,512
Intangible asset – customer relationships	1,761
Intangible asset – order backlog	376
Intangible asset – non-compete arrangements	97
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Deferred tax liability	(559)
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation re contingent consideration	(7,000)
Net assets acquired	$9,000

* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

Restructuring and Other Items (Tables)	6 Months Ended
Jun. 30, 2013
Recognized Restructuring and Other Items
Restructuring and other items recognized comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)

Restructuring charges	$4,621	$4,525	$9,033	$4,525
Other non-recurring items	-	1,111	-	1,111
Total	$4,621	$5,636	$9,033	$5,636

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this restructuring plan recognized are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - Initial provision recognized	$3,903	$509	$4,412
Q2 Plan - Initial provision recognized	4,228	393	4,621
Total provision recognised	8,131	902	9,033
Cash payments	(4,280)	(89)	(4,369)
Foreign exchange movement	(3)	-	(3)
Provision at June 30, 2013	$3,848	$813	$4,661

Prior Period Restructuring Charges
Details of the movement in the 2012 restructuring plan are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)
Provision at December 31, 2012	$360	$426	$786
Cash payments	(197)	(426)	(623)
Provision at June 30, 2013	$163	$-	$163

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Expense (Benefit)
Income taxes recognized during the three and six months ended June 30, 2013 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other items	$4,315	$3,514	$9,336	$6,240
Tax impact of restructuring and other items	(595)	(705)	(1,850)	(705)
Provision for income taxes after restructuring and other items	$3,720	$2,809	$7,486	$5,535

Net income Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2013
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,724,296	59,978,509	60,555,945	60,032,306
Effect of dilutive share options outstanding	1,174,607	652,382	1,051,812	575,329
Weighted average number of ordinary shares for diluted net income per ordinary share	61,898,903	60,630,891	61,607,757	60,607,635

Share-based Awards (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	4,350,631	$23.01	$9.17

Granted	253,650	$32.95	$12.05
Exercised	(524,243)	$20.11	$8.17
Forfeited	(273,401)	$25.47	$10.04

Outstanding at June 30, 2013	3,806,637	$23.89	$9.44	4.55

Exercisable at June 30, 2013	2,203,758	$24.40	$8.86	3.32

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2013:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2012	2,094,533	$22.43	$9.17

Granted	253,650	$32.95	$12.05
Vested	(578,193)	$24.83	$9.82
Forfeited	(167,111)	$22.91	$9.36

Non vested outstanding at June 30, 2013	1,602,879	$23.18	$9.36

Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the periods ended June 30, 2013 and June 30, 2012 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2013	2012

Weighted average fair value	$12.06	$9.72
Assumptions:
Expected volatility	41%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.87%	0.84%
Expected life	5 years	5 years

Summary of RSU Activity
The following table summarizes RSU activity for the six months ended June 30, 2013:

	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2012	496,000	$20.26

Granted	406,688	$34.42
Shares vested	(50,000)	$22.30
Forfeited	-	-

Outstanding at June 30, 2013	852,688	$26.89	2.25

Non-Cash Stock Compensation Expense
Non-cash stock compensation expense for the three and six months ended June 30, 2013 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(In thousands)		(In thousands)
Direct costs	$1,693	$1,544	$3,012	$2,883
Selling, general and administrative	1,379	1,258	2,454	2,350
Restructuring and other items (note 4)	-	620	-	620

	$3,072	$3,422	$5,466	$5,853

Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$69,337	$40,767	$130,331	$69,762
Rest of Europe	84,822	87,230	169,858	173,274
U.S.	139,458	114,237	274,933	221,984
Rest of World	40,602	34,773	75,886	64,320
Total	$334,219	$277,007	$651,008	$529,340
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$12,827	$(305)	$24,843	$(6,601)
Rest of Europe	3,531	6,701	7,317	16,422
U.S.	7,740	1,712	13,277	8,269
Rest of World	2,201	2,896	3,858	4,646
Total	$26,299	$11,004	$49,295	$22,736

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$13,556	$1,770	$25,897	$(4,526)
Rest of Europe	5,198	7,247	10,755	16,968
U.S.	9,579	4,362	17,369	10,919
Rest of World	2,587	3,261	4,307	5,011
Total	$30,920	$16,640	$58,328	$28,372

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$104,645	$110,369
Rest of Europe	15,032	16,115
U.S.	34,441	32,400
Rest of World	8,162	9,489
Total	$162,280	$168,373

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$4,836	$4,506	$9,825	$9,001
Rest of Europe	1,688	1,759	3,422	3,739
U.S.	3,987	3,535	7,705	6,937
Rest of World	1,009	1,030	2,024	1,955
Total	$11,520	$10,830	$22,976	$21,632

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$508,504	$476,159
Rest of Europe	237,348	236,305
U.S.	496,922	437,756
Rest of World	50,348	51,888
Total	$1,293,122	$1,202,108

Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill [Line Items]
Opening balance	$ 315,441	$ 253,393
Current period acquisitions	43,877	55,759
Prior period acquisitions		1,382
Foreign exchange movement	(4,739)	4,907
Closing balance	$ 354,579	$ 315,441

Business Combinations - Additional Information (Detail) (USD $)	6 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended				1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Feb. 15, 2013 Clinical Trial Services	Mar. 31, 2013 Clinical Trial Services	Jun. 30, 2013 Clinical Trial Services	Feb. 15, 2013 Clinical Trial Services Maximum	Aug. 13, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC	May 29, 2013 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Maximum	Jun. 13, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited	Jun. 30, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Maximum	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee
Business Acquisition [Line Items]
Cash consideration	$ 78,661,000	$ 51,563,000	$ 51,897,000					$ 37,199,000				$ 9,000,000
Additional consideration			2,250,000			3,750,000		15,000,000		15,000,000		7,000,000	3,200,000	7,000,000
Reduction in contingent consideration				1,500,000
Additional consideration liability					2,250,000				10,000,000
Amount held in escrow					2,250,000
Percentage of common stock acquired								100.00%				100.00%
Further consideration paid in relation to certain performance milestones achieved							$ 5,000,000				$ 3,800,000
Addition of new employees															100

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2013 Clinical Trial Services
Business Acquisition [Line Items]
Property, plant and equipment					$ 339
Goodwill	354,579		315,441	253,393	43,877 [1]
Cash and cash equivalents					1,039
Accounts receivable					9,185
Unbilled revenue					2,128
Prepayments and other current assets					414
Other liabilities					(2,835)
Liability arising from contingent consideration arrangement					(2,250)
Net assets acquired					51,897
Cash consideration	78,661	51,563			51,897
Contingent consideration					2,250
Amount of total consideration					54,147
Liabilities included in preliminary purchase price allocation re contingent consideration					(2,250)
Net assets acquired					$ 51,897

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services. Goodwill related to the US portion of the business acquired is tax deductible.

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PriceSpective LLC (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Customer relationships acquired	Feb. 28, 2012 PriceSpective LLC Order Backlog	Feb. 28, 2012 PriceSpective LLC Non-compete Agreements
Business Acquisition [Line Items]
Property, plant and equipment					$ 256
Goodwill	354,579		315,441	253,393	42,247 [1]
Intangible asset						10,237	405	392
Cash and cash equivalents					2,311
Accounts receivable					2,662
Unbilled revenue					1,140
Other current assets					236
Current liabilities					(7,788)
Liability arising from contingent consideration arrangement					(15,000)
Net assets acquired					37,098
Cash consideration	78,661	51,563			37,199
Working capital adjustment					(101)
Contingent consideration					15,000
Amount of total consideration					52,098
Liabilities included in preliminary purchase price allocation re contingent consideration					(15,000)
Net assets acquired					$ 37,098

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Goodwill related to the US portion of the business acquired is tax deductible.

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of BeijingWits Medical Limited (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2012 BeijingWits Medical Limited	Jun. 30, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Customer relationships acquired	Feb. 15, 2012 BeijingWits Medical Limited Order Backlog	Feb. 15, 2012 BeijingWits Medical Limited Non-compete Agreements
Business Acquisition [Line Items]
Property, plant and equipment					$ 172
Goodwill	354,579		315,441	253,393	13,512 [1]
Intangible asset							1,761	376	97
Cash and cash equivalents					587
Accounts receivable					657
Unbilled revenue					176
Other current assets					228
Deferred tax liability					(559)
Current liabilities					(1,007)
Liability arising from contingent consideration arrangement					(7,000)
Net assets acquired					9,000
Cash consideration	78,661	51,563			9,000
Contingent consideration					7,000	3,200
Amount of total consideration					16,000
Liabilities included in preliminary purchase price allocation re contingent consideration					(7,000)	(3,200)
Net assets acquired					$ 9,000

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.

Recognized Restructuring and Other Items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,621	$ 4,525	$ 9,033	$ 4,525	$ 4,500
Other non-recurring items		1,111		1,111
Total	$ 4,621	$ 5,636	$ 9,033	$ 5,636

Restructuring and Other Items - Additional Information (Detail)	3 Months Ended		6 Months Ended			12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 1st Quarter 2011 Restructuring Plan USD ($)	Dec. 31, 2012 2012 Restructuring Plan USD ($)	Mar. 31, 2013 1st Quarter 2013 Restructuring Plan USD ($)	Jun. 30, 2013 1st Quarter 2013 Restructuring Plan USD ($)	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan USD ($)	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,621,000	$ 4,525,000	$ 9,033,000	$ 4,525,000		$ 4,500,000	$ 100,000		$ 4,400,000	$ 4,412,000	$ 4,600,000	$ 4,621,000
Lease termination and exit costs								1,200,000	500,000
Resource rationalizations		1,111,000		1,111,000				3,400,000	3,900,000		4,200,000
Lease termination and asset write down costs											400,000
Agreement settlement charges				200,000	160,000
Discretionary bonus		243,000		243,000	194,000
Share-based compensation		$ 620,000

Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 31, 2013 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 Restructuring - Fiscal 2012 Plan	Dec. 31, 2012 Restructuring - Fiscal 2012 Plan	Jun. 30, 2013 Workforce Reduction	Jun. 30, 2013 Workforce Reduction 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 Workforce Reduction 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 Workforce Reduction Restructuring - Fiscal 2012 Plan	Dec. 31, 2012 Workforce Reduction Restructuring - Fiscal 2012 Plan	Jun. 30, 2013 Office Consolidations	Jun. 30, 2013 Office Consolidations 1st Quarter 2013 Restructuring Plan	Jun. 30, 2013 Office Consolidations 2nd Quarter 2013 Restructuring Plan	Jun. 30, 2013 Office Consolidations Restructuring - Fiscal 2012 Plan	Dec. 31, 2012 Office Consolidations Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	$ 4,621	$ 4,525	$ 9,033	$ 4,525	$ 4,500	$ 4,400	$ 4,412	$ 4,600	$ 4,621		$ 4,644	$ 8,131	$ 3,903	$ 4,228		$ 3,394	$ 902	$ 509	$ 393		$ 1,250
Cash payments			(4,369)							(623)	(3,854)	(4,280)			(197)	(3,030)	(89)			(426)	(824)
Foreign exchange movement			(3)								(4)	(3)				(4)
Provision balance at end of period	$ 4,661		$ 4,661							$ 163	$ 786	$ 3,848			$ 163	$ 360	$ 813				$ 426

Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 4,315	$ 3,514	$ 9,336	$ 6,240
Tax impact of restructuring and other items	(595)	(705)	(1,850)	(705)
Provision for income taxes after restructuring and other items	$ 3,720	$ 2,809	$ 7,486	$ 5,535

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 9.5	$ 8.3
Items generating unrecognized tax benefits	8.1	7.2
Interest and related penalties	$ 1.4	$ 1.1

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,724,296	59,978,509	60,555,945	60,032,306
Effect of dilutive share options outstanding	1,174,607	652,382	1,051,812	575,329
Weighted average number of ordinary shares for diluted net income per ordinary share	61,898,903	60,630,891	61,607,757	60,607,635

Share-based Awards - Additional Information (Detail) (USD $)	6 Months Ended					6 Months Ended				6 Months Ended			6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Employee Stock Plan, 2008 Plan	Jun. 30, 2013 Employee Stock Plan, 2008 Plan Individual Employee	Jun. 30, 2013 Employee Stock Plan, 2008 Plan Minimum	Jun. 30, 2013 Employee Stock Plan, 2003 Plan	Jun. 30, 2013 Employee Stock Plan, 2003 Plan Individual Employee	Jul. 21, 2008 Restricted Stock Units 2008	Apr. 23, 2013 Restricted Stock Units And Performance Stock Units 2013	Jun. 30, 2013 Employee Stock Option	Jun. 30, 2012 Employee Stock Option	Jun. 30, 2013 Employee Stock Option Minimum	Jun. 30, 2013 Employee Stock Option Maximum	Jun. 30, 2013 Restricted Stock Units (RSUs)	Jun. 30, 2012 Restricted Stock Units (RSUs)	Jun. 30, 2013 Performance Share Unit (PSUs) Minimum	Jun. 30, 2013 Performance Share Unit (PSUs) Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000	1,000,000	1,600,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period										5 years
Shares expiration period										8 years
Weighted Average Remaining Contractual Life of Options Outstanding										4 years 6 months 18 days			8 years
Options granted fair value												$ 3.68	$ 13.93
Weighted average fair value per option										$ 8.81
Exercisable - number of shares										2,203,758
Exercisable - weighted average remaining contractual life										3 years 3 months 26 days
Exercisable - weighted average exercise price										$ 24.4
Fully vested total intrinsic value										24,300,000
Intrinsic value of option exercised										7,800,000	3,200,000
Fair value of stock units vested														1,100,000	0
Number of shares expected to vest																	369,020
Cumulative EPS vesting period																2013	2015
Non-cash stock compensation expense not yet recognized	43,000,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 10 months 24 days
Tax benefit on exercise of options	$ 193,000	$ 900,000

Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Employee Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			4,350,631
Granted			253,650
Exercised			(524,243)
Forfeited			(273,401)
Outstanding at end of period	3,806,637		3,806,637
Exercisable at end of period	2,203,758		2,203,758
Weighted Average Exercise Price
Outstanding at beginning of period			$ 23.01
Granted			$ 32.95
Exercised			$ 20.11
Forfeited			$ 25.47
Outstanding at end of period	$ 23.89		$ 23.89
Exercisable at end of period	$ 24.4		$ 24.4
Weighted Average Fair Value
Outstanding at beginning of period			$ 9.17
Granted	$ 12.06	$ 9.72	$ 12.05
Exercised			$ 8.17
Forfeited			$ 10.04
Outstanding at end of period	$ 9.44		$ 9.44
Exercisable at end of period	$ 8.86		$ 8.86
Weighted Average Remaining Contractual Life
Outstanding at end of period			4 years 6 months 18 days
Exercisable at end of period			3 years 3 months 26 days

Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	6 Months Ended
Jun. 30, 2013
Employee Stock Option
Number of Shares
Beginning Balance	2,094,533
Granted	253,650
Vested	(578,193)
Forfeited	(167,111)
Ending Balance	1,602,879
Weighted Average Exercise Price
Beginning balance	$ 22.43
Granted	$ 32.95
Vested	$ 24.83
Forfeited	$ 22.91
Ending balance	$ 23.18
Weighted Average Fair Value
Beginning Balance	$ 9.17
Granted	$ 12.05
Vested	$ 9.82
Forfeited	$ 9.36
Ending Balance	$ 9.36

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Employee Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 12.06	$ 9.72	$ 12.05
Assumptions:
Expected volatility	41.00%	50.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.87%	0.84%
Expected life	5 years	5 years

Summary of RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $)	6 Months Ended
Jun. 30, 2013
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	496,000
Granted	406,688
Shares vested	(50,000)
Outstanding at ending of period	852,688
Forfeited
Weighted Average Fair Value
Outstanding at beginning of period	$ 20.26
Granted	$ 34.42
Shares vested	$ 22.3
Forfeited
Outstanding at end of period	$ 26.89
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 3 months

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,072	$ 3,422	$ 5,466	$ 5,853
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,693	1,544	3,012	2,883
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,379	1,258	2,454	2,350
Restructuring And Other Charges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 620		$ 620

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Segment Reporting Information [Line Items]
Net Revenue	$ 334,219		$ 277,007		$ 651,008		$ 529,340
Ireland
Segment Reporting Information [Line Items]
Net Revenue	69,337	[1]	40,767	[1]	130,331	[1]	69,762	[1]
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	84,822		87,230		169,858		173,274
U.S.
Segment Reporting Information [Line Items]
Net Revenue	139,458		114,237		274,933		221,984
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 40,602		$ 34,773		$ 75,886		$ 64,320

[1]	All sales shown for Ireland are export sales.

Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Income from operations	$ 26,299	$ 11,004	$ 49,295	$ 22,736
Ireland
Segment Reporting Information [Line Items]
Income from operations	12,827	(305)	24,843	(6,601)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	3,531	6,701	7,317	16,422
U.S.
Segment Reporting Information [Line Items]
Income from operations	7,740	1,712	13,277	8,269
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,201	$ 2,896	$ 3,858	$ 4,646

Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	$ 30,920	$ 16,640	$ 58,328	$ 28,372
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	13,556	1,770	25,897	(4,526)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	5,198	7,247	10,755	16,968
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	9,579	4,362	17,369	10,919
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	$ 2,587	$ 3,261	$ 4,307	$ 5,011

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 162,280	$ 168,373
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	104,645	110,369
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	15,032	16,115
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	34,441	32,400
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,162	$ 9,489

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 11,520	$ 10,830	$ 22,976	$ 21,632
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,836	4,506	9,825	9,001
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,688	1,759	3,422	3,739
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,987	3,535	7,705	6,937
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 1,009	$ 1,030	$ 2,024	$ 1,955

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 1,293,122	$ 1,202,108
Ireland
Segment Reporting Information [Line Items]
Assets	508,504	476,159
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	237,348	236,305
U.S.
Segment Reporting Information [Line Items]
Assets	496,922	437,756
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 50,348	$ 51,888